Significant Accounting Policies - Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Maximum remaining operating lease terms	3 years
Operating lease rent expense	$ 1,306	$ 898	$ 699